Net loss per share attributable to common stockholders (Details) - Schedule of basic and diluted net loss per share attributable to common stockholders (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders Abstract
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted	96,835.154	63,992.300
Net loss per share attributable to common stockholders, diluted	$ (1,076.28)	$ (539.42)